SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

300 SOUTH GRAND AVENUE

LOS ANGELES, CALIFORNIA 90071- 3144

TEL: (213) 687-5000 FAX: (213) 687-5600 www.skadden.com	FIRM/AFFILIATE OFFICES ____
August 21, 2015	BOSTON CHICAGO HOUSTON NEW YORK PALO ALTO WASHINGTON, D.C. WILMINGTON ____ BEIJING BRUSSELS FRANKFURT HONG KONG LONDON MOSCOW MUNICH PARIS SÃO PAULO SEOUL SHANGHAI SINGAPORE SYDNEY TOKYO TORONTO

VIA EDGAR

Ms. Sonia Gupta Barros

Assistant Director

Division of Corporation Finance

U.S. Securities & Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Five Point Holdings, Inc. Registration Statement on Form S-11 (the “Draft Registration Statement”) Submitted July 6, 2015 CIK No. 0001643473

Dear Ms. Gupta Barros:

On behalf of Five Point Holdings, Inc. (the “Company,” “we” or “us”), enclosed is a copy of an amendment to the Draft Registration Statement on Form S-11 (the “Amended Registration Statement”), as submitted with the U.S. Securities and Exchange Commission (the “Commission”) on the date hereof. The changes reflected in the Amended Registration Statement include those made in response to the comments of the staff (the “Staff”) of the Commission set forth in the Staff’s letter, dated July 31, 2015 (the “Comment Letter”), as well as other updates.

Set forth below are the Company’s responses to the Staff’s comments in the Comment Letter. For your convenience, each comment contained in the Comment Letter is printed below and is followed by the Company’s response. The Staff’s comments are indicated in bold italics. All references in this letter to page numbers and captions (other than those in the Staff’s comments) correspond to the page numbers and captions in the Amended Registration Statement, unless otherwise noted. Defined terms used but not otherwise defined herein have the meanings ascribed to such terms in the Amended Registration Statement.

Ms. Sonia Gupta Barros

August 21, 2015

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

To date, neither the Company nor anyone authorized on its behalf has presented any written communications to potential investors in reliance on Section 5(d) of the Securities Act. If and when such written communications are prepared and used, the Company will supplementally provide copies of those communications to the Staff.

2.	Please provide us with copies of any graphics, maps, photographs, and related captions or other artwork including logos that you intend to use in the prospectus. Such graphics and pictorial representations should not be included in any preliminary prospectus distributed to prospective investors prior to our review.

The Company acknowledges the Staff’s comment and confirms that the Company will supplementally provide copies of any graphics and pictorial representations that the Company intends to use in the prospectus to the Staff prior to distributing any preliminary prospectus to prospective investors.

3.	We note that Newhall Holding and the contributing investors will contribute their equity interests in the acquired entities in exchange for your common stock, interests in the operating company, or interests in one of the operating company’s subsidiaries. Please tell us why you believe the roll-up rules are not applicable to these transactions. See Items 901 through 915 of Regulation S-K for guidance.

The Company acknowledges the Staff’s comment and respectfully submits that the formation transactions, including the contributions by Newhall Holding and the contributing investors of equity interests in exchange for the Company’s common stock or securities of the operating company or one of its subsidiaries, do not constitute a “roll-up transaction,” as defined by Item 901(c)(1) of Regulation S-K.

Item 901(c)(2)(ii) of Regulation S-K exempts from the definition of “roll-up transaction” those transactions “in which the securities to be issued or exchanged are not required to be and are not registered under the Securities Act of 1933.” The securities to be issued in the formation transactions will be issued in private placements exempt from Securities Act registration pursuant to Section 4(a)(2) of the Securities Act and Rule 506(b) of Regulation D. No general solicitation occurred in connection with the formation transactions. Each contributing investor acquiring securities in the formation transactions is sophisticated and qualifies as an “accredited investor,” within the meaning of the Rule 501(a) of Regulation D. In the contribution and sale agreement, each contributing investor acknowledged that the securities received thereunder will not be registered under the Securities Act, and confirmed that it is acquiring the securities solely for the purpose of investment and not with a view to any distribution in violation of the securities laws.

Ms. Sonia Gupta Barros

August 21, 2015

The Company also notes that the private placements were completed when the contributing investors entered into the contribution and sale agreement, which occurred prior to the submission of the Draft Registration Statement. Pursuant to the terms of the contribution and sale agreement, the contributing investors are irrevocably bound to contribute assets in exchange for securities that will be issued through the private placements, with such obligations subject only to the conditions stated in the contribution and sale agreement, none of which are within the contributing investors’ control or which the contributing investors could cause not to be satisfied.

Prospectus Summary, page 1

Structure and Formation of Our Company, page 11

4.	Please revise the diagram on page 12 to depict Lennar Corporation’s and Mr. Haddad’s ownership of each entity disclosed upon completion of the formation transactions.

The Company has revised the diagrams on pages 12 and 139 of the Amended Registration Statement.

5.	We note your disclosure that Newhall Holding will distribute its shares of your Class A common stock to Newhall Members. Please provide more detail regarding this transaction and tell us the exemption that will be relied upon for the transaction.

Newhall Holding will contribute all of its assets (including its equity interests in the operating company) to the Company in exchange for shares of the Company’s common stock, and the assumption of Newhall Holding’s liabilities. As a result of this contribution, Newhall Holding will have no assets other than such shares of common stock of the Company, and the Company will have all the assets and liabilities that Newhall Holding had prior to the contribution.

Pursuant to the contribution and sale agreement, Newhall Holding has agreed to retain these shares of common stock for at least six months following the Company’s initial public offering. A future distribution of the shares of Class A common stock by Newhall Holding to the Newhall Members will not constitute an “offer to sell” or “sale” of securities within the meaning of Section 2(a)(3) of the Securities Act. The term “sale” is defined in Section 2(a)(3) of the Securities Act as a disposition for “value.” Any future distribution of Class A common stock by Newhall Holding to the Newhall Members will be conducted on a pro rata basis and therefore will not constitute a disposition of securities for “value.” Further, the Newhall Members will not be exchanging one investment for another and will not be giving any value as consideration for the Class A common stock. Instead, the pro rata distribution would involve little more than a change from indirect to direct ownership by the Newhall Members of the same number of shares of Class A common stock held by Newhall Holding. Moreover, the Newhall Members will not be provided with any opportunity to make an investment decision with respect to any future distribution of the Class A common stock by Newhall Holding, as a determination to distribute the shares to the Newhall Members would be made only by the board of managers of Newhall Holding (or the special committee thereof), without any vote or approval of the Newhall Members. Similarly, the Newhall Members were not presented with any opportunity to make an investment decision with respect to the contribution by Newhall Holding of all of its assets to the Company in exchange for the Company’s common stock. The determination to make this contribution was made solely by the board of managers of Newhall Holding, without any need for a vote or approval of the Newhall Members.

Ms. Sonia Gupta Barros

August 21, 2015

Great Park Venture Legacy Properties, page 13

6.	We note your tabular disclosure on page 95 that 2,595 of the 9,500 homesites in the Great Park Venture are Legacy Properties. Please revise your disclosure on page 13 to quantify the number of homesites that constitute the Legacy Properties and to clarify that the Operating Company will not receive any proceeds from the sales of such homesites.

The Company has revised the disclosure on page 13 of the Amended Registration Statement.

As a holding company, we are entirely dependent upon the operations of the operating company and its ability to make distributions to provide cash flow to us or to pay taxes and other expenses, page 30

7.	We note your risk factor disclosure on page 30 discussing the manner in which the ability of your operating company’s subsidiaries to pay distributions to the operating company will be limited by their obligations to their respective creditors. Please revise this risk factor to specifically reference the restrictions that could limit the ability of the Great Park Venture and the San Francisco Venture to distribute cash to the operating company, per your disclosure on pages 79-80.

The Company has revised the disclosure on page 30 of the Amended Registration Statement.

Some of our directors are involved in other businesses including real estate activities and public or private investments and, therefore, may have competing or conflicting interests with us, page 30

8.	Please specify that three of your directors are senior officers of Lennar, and in this capacity, may compete with you for development opportunities.

The Company has revised the disclosure on page 31 of the Amended Registration Statement.

We will be required to pay certain investors for certain expected tax benefits, page 32

9.	Please identify the “certain investors” who will receive the tax benefits referenced. In addition, if possible, provide an estimate of the substantial payments expected.

The Company has revised the disclosure on page 32 of the Amended Registration Statement.

Ms. Sonia Gupta Barros

August 21, 2015

In certain circumstances, payments under the tax receivable agreement may be accelerated or significantly exceed the actual tax benefits we realize, page 32

10.	You refer to possible IRS challenges in noting the possibility that the actual cash tax savings realized by you may be significantly less than the corresponding tax receivable agreement payments. Please expand to provide further context. For example, please clarify if an IRS challenge could nullify all expected tax savings contemplated in the prior risk factor, resulting in only expenditures for any payments previously made under the tax receivable agreement.

The Company has revised the disclosure on page 32 of the Amended Registration Statement.

1. Basis of Presentation, page 55

11.	Please provide us with the details of the analysis you performed in determining that Newhall Holding Company is the predecessor and accounting acquirer.

As discussed below, Newhall Holding was originally determined to be the predecessor. However, several weeks prior to the effectiveness of the Form S-11 and consummation of the Company’s initial public offering, Newhall Holding will contribute all of its assets (including its equity interests in the operating company) to the Company in exchange for shares of the Company’s common stock, and the assumption of Newhall Holding’s liabilities. As a result of this common control transaction, the Company (which will hold the historical assets and liabilities of Newhall Holding) will become the predecessor. The Company is also expected to be the accounting acquirer upon consummation of the remaining formation transactions.

Upon completion of this contribution transaction between Newhall Holding and the Company, which will occur several weeks prior to the effectiveness of the Form S-11 and consummation of the Company’s initial public offering, the Company will consolidate the assets and liabilities previously owned by Newhall Holding, and reflect the related historical operations retrospectively in financial statements for all periods presented. The Company will not acquire the acquired entities (the San Francisco Venture, the Great Park Venture and the management company) until immediately prior to the closing of the initial public offering.

Determination of Accounting Acquirer

In determining that the Company (which will hold the historical assets and liabilities of Newhall Holding following the contribution transaction between Newhall Holding and the Company described above) is expected to be the accounting acquirer, management first determined that the formation transactions (other than the contribution transaction between Newhall Holding and the Company described above) are not within the scope of ASC 805-50-15 for the subsections of Transactions Between Entities Under Common Control. Although certain contributing investors, including Mr. Haddad and affiliates of Lennar and Castlelake, have interests in multiple acquired entities, management determined that such interests are not controlling interests, and none of the contributing investors had a contractual arrangement to work in concert to execute the contribution and sale agreement on July 2, 2015. Following management’s determination that the formation transactions (other than the

Ms. Sonia Gupta Barros

August 21, 2015

contribution transaction between Newhall Holding and the Company described above) are not within the scope of ASC 805-50-15 for the subsections of Transactions Between Entities Under Common Control, management then applied the provisions of paragraphs 10 through 15 of ASC 805-10-55, given that a business combination will occur without clear indication of which of the combining entities would be deemed the acquirer.

Paragraph 12 of ASC 805-10-55-12 provides that “the acquirer usually is the entity that issues its equity interests.” In the formation transactions, a substantial majority of the securities that investors will receive (either in exchange for the contribution of assets or upon conversion of existing interests) will be common stock of the Company or equity securities exchangeable, directly or indirectly, for common stock of the Company, including Class A units of the operating company and Class A units of the Great Park Venture. The remaining equity securities consist of the Class C units and Class D units of the Great Park Venture and the Class B partnership interests of FP LP. These other equity securities are estimated to have a value that is much less than the value of the shares of Company common stock and equivalents that will be outstanding upon completion of the formation transactions. This is an indicator that the Company (which will hold the historical assets and liabilities of Newhall Holding following the contribution transaction between Newhall Holding and the Company described above) will be the acquirer.

Management also considered other factors outlined in subparagraphs of 12 and 13-15 of ASC 805-10-55, as follows:

Voting Rights (subparagraph 12a) – Immediately following consummation of the formation transactions, the former investors in Newhall Holding will control a larger percentage of the voting power of the Company’s common stock than the former investors in the Great Park Venture, the San Francisco Venture or the management company. This is an indicator that the Company will be the acquirer.

Large Minority Owner (subparagraph 12b) – The Company’s largest equityholder is expected to be Lennar. However, since Lennar owns a significant non-controlling interest in each of Newhall Holding, the Great Park Venture, the San Francisco Venture and the management company, this factor is not indicative of which individual entity will be the acquiring entity.

Board Composition (subparagraph 12c) – The Company’s amended and restated certificate of incorporation and amended and restated bylaws will provide that the board of directors will consist of no fewer than three directors or more than eleven directors. The board currently has two directors, including Mr. Haddad. Pursuant to the contribution and sale agreement, upon completion of the offering, the board of directors will consist of eleven directors, a majority of whom must be independent directors. The contribution and sale agreement identifies seven individuals to be named to the board (including three officers of Lennar), and specifies that one director shall be selected by Newhall Holding and the remaining three directors shall be selected by a five person committee. Upon completion of the offering, subject to the board’s ability to fill vacancies, directors will be elected by the stockholders of the Company. No individual or single entity will have the power to elect or appoint a majority of the members of the board. Therefore, this factor is not indicative of which individual entity will be the acquiring entity.

Ms. Sonia Gupta Barros

August 21, 2015

Senior Management (subparagraph 12d) – A majority of the Company’s senior management, consisting of its Chief Executive Officer, Chief Operating Officer and Chief Legal Officer, are all currently employed by the management company, which manages the Great Park Venture, Newhall Holding and the management company. Consequently, three of the four entities are under common management and this factor is not indicative of which individual entity will be the acquiring entity.

Premium Paid in Exchange (subparagraph 12e) – The consideration in the formation transactions was negotiated based on the parties’ assessment of relative value, with no premium paid to any party. Consequently, this factor is not indicative of which individual entity will be the acquiring entity.

Relative Size (subparagraph 13) – The terms of the formation transactions were negotiated based on the parties’ assessment of relative value of the four entities involved in the transaction. In making this assessment, the parties excluded the value of the Legacy Properties, as it was assumed that these properties would either be sold before completion of the formation transactions, or would be treated as if they had been sold, with the net proceeds from their disposition paid only to the previous owners of the Great Park Venture. The parties’ resulting assessment allocated a significantly larger relative value to Newhall Holding as compared to that of the other three entities involved in the transaction. This is an indicator that the Company will be the acquirer. Management considered other metrics in assessing whether there was indication that one of the entities was significantly larger, such as carrying value of assets, historical revenues, and historical earnings, but determined that those measures would be inappropriate and lead to a misleading determination of relative size.

Initiating Entity (subparagraph 14) – Initial discussions regarding the transaction began with the board of managers of Newhall Holding. At the direction of the board of managers of Newhall Holding, the management company then began discussions with the owners of the Great Park Venture and the owners of the San Francisco Venture. Although this factor is consistent with the conclusion that the Company (which will hold the historical assets and liabilities of Newhall Holding following the contribution transaction between Newhall Holding and the Company described above) will be the acquiring entity, the overlapping ownership and management of the various entities makes this factor less determinative.

Formation of New Entity (subparagraph 15) – The Company was formed on May 22, 2015 to effect the business combinations. On May 26, 2015, Newhall Holding became its sole stockholder. Given that the Company had no historical activity, management determined that one of the other combining entities that existed before the business combination should be identified as the acquirer. In addition, as described above, several weeks prior to the effectiveness of the Form S-11 and consummation of the Company’s initial public offering, Newhall Holding will contribute all of its assets (including its equity interests in the operating company) to the Company in exchange for shares of the Company’s common stock, and the assumption of Newhall Holding’s liabilities.

Determination of Predecessor

Based on the considerations above, management has determined that the Company (which will hold the historical assets and liabilities of Newhall Holding following the contribution transaction between Newhall Holding and the Company described above) is expected to be the acquiring entity upon consummation of the formation transactions. Management also determined that Newhall Holding is the predecessor, until the Company acquires Newhall Holding’s assets and liabilities in the contribution transaction between Newhall Holding and the Company described above. Upon completion of that contribution transaction, the Company will become the predecessor.

Ms. Sonia Gupta Barros

August 21, 2015

In determining the predecessor, management first considered Financial Reporting Manual (FRM) paragraph 1170.1, which states that:

“The definition of “predecessor” in Regulation C, Rule 405 is very broad. For purposes of financial statements, designation of an acquired business as a predecessor is generally not required except where a registrant succeeds to substantially all of the business (or a separately identifiable line of business) of another entity (or group of entities) and the registrant’s own operations before the succession appear insignificant relative to the operations assumed or acquired.”

Based on this definition, management then considered the factors that supported a determination that the Company is expected to be the acquiring entity, the significance of the Company’s operations (which will include the historical operations of Newhall Holding following the contribution transaction between Newhall Holding and the Company described above) relative to those of the other entities that will be acquired and the timing of the contribution transaction, in determining that the Company is the predecessor.

Management also considered whether any of the other entities to be acquired could be considered predecessors as well, but determined that none of them could be considered predecessors. The Shipyard Communities, LLC was dismissed as a predecessor because the entity only recently became a business. Upon formation, The Shipyard Communities, LLC only held land for future development. Additionally, The Shipyard Communities, LLC had no historical revenue activity of significance until the reporting period ended May 31, 2015 and will not be in common control with the Company until the closing of the initial public offering. Heritage Fields LLC was dismissed as a possible predecessor because of its smaller relative value allocation compared to both Newhall Holding and the San Francisco Venture. Finally, the management company was dismissed as a possible predecessor because its value is relatively insignificant, as its primary assets are its interests in the combining entities that will be contributed.

Although management has determined that The Shipyard Communities, LLC, Heritage Fields LLC and the management company are not predecessors, the Company does acknowledge their relevance to prospective investors, and has provided (1) historical audited annual financial statements for The Shipyard Communities, LLC, Heritage Fields LLC and the management company, (2) unaudited interim financial statements for The Shipyard Communities, LLC, Heritage Fields LLC and the management company and (3) a management discussion and analysis for The Shipyard Communities, LLC and Heritage Fields LLC.

Ms. Sonia Gupta Barros

August 21, 2015

2. Adjustments to the Unaudited Pro Forma Condensed Consolidated Balance Sheet, page 56

Footnote (4), page 58

12.	We note your disclosure that the remaining estimated fair value of a portion of the incentive compensation arrangements due under the management agreement is attributable to estimated amounts payable to holders of Class B partnership interests of FP LP. Please clarify where this liability has been included in the unaudited pro forma condensed consolidated balance sheet.

The portion of the incentive compensation arrangements due under the management agreement that is payable to holders of Class B partnership interests of FP LP relates solely to the Legacy Properties. The liability for the remaining estimated fair value of this portion of the incentive compensation arrangements is eliminated upon the consolidation of the financial statements of FP LP and the Great Park Venture. The fair value of the interests of holders of Class B partnership interests of FP LP upon completion of the formation transactions is included as non-controlling interests, as described in Note (F)(9)(d) to the pro forma balance sheet. The Company has revised the disclosure on page 58 of the Amended Registration Statement to clarify the treatment of incentive compensation payable in respect of the Legacy Properties.

Our Business, page 63

13.	We note your disclosure on page 64 and elsewhere that you may elect to build homes on your homesites and sell directly to homebuyers. Please revise your disclosure to discuss the factors you consider when determining whether to sell the homesites to homebuilders, or to build the homes yourself. Please also clarify whether you have employees to perform such construction, or if you contract with a developer to perform the construction. Additionally, please state whether you contract with, or intend to contract with, Lennar Corporation for such construction.

The Company has revised the disclosure on page 64 of the Amended Registration Statement.

Factors that May Influence our Results of Operations, page 66

14.	We note your disclosure on page 66 that certain parcels of land will not be conveyed to you until the U.S. Navy satisfactorily completes its finding of suitability to transfer process. We further note your disclosure on page 101 that you expect the relevant property to be conveyed to you “over the next several years.” Please revise your disclosure to quantify the acres of land in the San Francisco Shipyard and Candlestick Point that have not yet been conveyed to you by the U.S. Navy and to provide a more specific time-frame in which you expect the property to be conveyed to you. Please also provide a brief overview of the process by which the U.S. Navy completes its finding of suitability to transfer land. Clarify the extent to which this process is subject to the risk that the U.S. Navy may not find the transfer to be suitable.

The Company has revised the disclosure on pages 66 and 106 of the Amended Registration Statement.

Ms. Sonia Gupta Barros

August 21, 2015

Qualitative and Quantitative Disclosures about Market Risk, page 85

15.	Please provide the disclosure contemplated by Item 305 of Regulation S-K.

The Company has revised the disclosure on page 85 of the Amended Registration Statement.

Our Business Strategy, page 91

16.	We note that you may retain a portion of the commercial and multi-family properties in your communities as income-producing assets. It appears that your business objective is to maximize revenue from land sales. Please expand to explain the circumstances in which you would retain properties as income-producing assets.

The Company has revised the disclosure on pages 5 and 90 of the Amended Registration Statement.

Our Communities, page 93

17.	Please revise your disclosure concerning the development status of your communities to state the development costs incurred to date for each community and your budgeted costs for future development for each community. Please also clarify the extent to which costs incurred to date are associated with properties already sold or legacy properties.

The Company has revised the disclosure on pages 94, 98 and 102 of the Amended Registration Statement.

Legal Proceedings, page 107

18.	We note your conclusion that, with respect to the legal proceedings involving the California Department of Fish and Wildlife, Landmark Village, and Mission Village, the monetary impact of an adverse result cannot be estimated. Please revise here, or the risk factor section, to clarify the business impact of an adverse judgment to the extent material.

The Company has revised the disclosure on page 107 of the Amended Registration Statement.

Certain Relationships and Related Transactions, page 126

Formation Transactions, page 126

19.	Please refer to the first sentence in this section. You state that “certain contributing investors will contribute equity interests in the acquired entities and other assets to the operating company in exchange for either Class A units of the operating company” (emphasis added). Please revise to clarify what other consideration investors may elect, other than the Class A units referenced.

The Company has revised the disclosure on page 125 of the Amended Registration Statement.

Ms. Sonia Gupta Barros

August 21, 2015

20.	We note that you will issue Class B common stock to certain contributing investors and existing unitholders of your operating company who qualify as accredited investors. Please clarify if the price will be based on the assumed offering price of the Class A common stock, taking into account the conversion ratio, or if you will determine price in another manner.

The Company has revised the disclosure on page 125 of the Amended Registration Statement.

Management Payments and Equity Grants, page 127

21.	Please provide additional disclosure outlining the specific amounts you will pay to related parties, as contemplated by Item 404 of Regulation S-K.

The Company has revised the disclosure on page 126 of the Amended Registration Statement and will disclose the specific amounts that will be paid to related parties, when determined.

Transition Services Agreement, page 128

22.	Please disclose the approximate amount involved in this transaction. See Item 404(a)(3) of Regulation S-K.

The Company has revised the disclosure on page 127 of the Amended Registration Statement.

23.	We note your disclosure that you will enter into a transition services agreement with Lennar in connection with the formation transactions. Please tell us where this agreement has been reflected within your unaudited pro forma condensed consolidated financial statements.

Under the new transition services agreement between Lennar and the Company, it is expected that Lennar will provide (1) services of the same type, and at substantially the same cost, as those historically provided by Lennar to the management company under an existing services agreement and (2) services that it historically provided to the San Francisco Venture in its capacity as managing member of that entity. No pro forma adjustment has been made for services historically provided to the management company because the cost of those services is reflected in the historical results of the management company. No pro forma adjustment has been made for services historically provided to the San Francisco Venture because the fees under the agreement will be variable fees and are not estimated to be material.

Policies with Respect to Other Activities, page 132

24.	On page 133 you state your intent to use leverage conservatively. Please quantify or otherwise more precisely explain what you consider conservative leverage.

The Company has revised the disclosure on page 132 of the Amended Registration Statement.

Ms. Sonia Gupta Barros

August 21, 2015

Structure and Formation of Our Company, page 135

25.	Please consider including disclosure to outline the type of interests the contributing investors will receive in connection with the formation transactions and the material rights associated with those interests.

The Company has revised the disclosure on page 134 of the Amended Registration Statement.

The Great Park Venture, page 135

26.	We note your disclosure on page 136 that the operating company will exercise exclusive control of the Great Park Venture, subject to certain approval rights of minority investors. Please revise your disclosure to summarize the material approval rights enjoyed by the minority investors.

This information is now included in the Amended Registration Statement under “Description of the Operating Agreement of the Great Park Venture” on page 152 of the Amended Registration Statement.

27.	Please revise your disclosure to provide a concise outline of the different rights associated with Class A, B, C, and D Units of the Great Park Venture.

This information is now included in the Amended Registration Statement under “Description of the Operating Agreement of the Great Park Venture” on page 152 of the Amended Registration Statement.

FP LP, page 136

28.	Please revise to provide a summary of the material provisions of the amended and restated development management agreement. Please also clarify under what circumstances the Great Park Venture will pay a fee to FP LP for development management services.

The Company has revised the disclosure on page 103 of the Amended Registration Statement and has cross-referenced to this disclosure on page 136 of the Amended Registration Statement.

Formation Transactions, page 136

29.	On pages 137-138 you outline various events that have occurred, or will occur, prior to completion of this offering as part of the formation transactions. Please clarify how you valued the assets and/or interests that you will acquire. In circumstances where you acquire the right to a percentage of cash flow or payments under various agreements, please explain how payments are determined under the terms of the agreement.

The Company has revised the disclosure on pages 136 and 140 of the Amended Registration Statement.

Ms. Sonia Gupta Barros

August 21, 2015

30.	We note your disclosure on page 138 that the contributing investors will make a $57.2 million capital contribution to the San Francisco Venture. Please clarify whether the contributing investors will receive any additional interests of the venture in exchange for the contribution.

The Company has revised the disclosure on page 137 of the Amended Registration Statement.

31.	We note your disclosure on page 139 that the operating company will, directly or indirectly, own all of the outstanding equity interests in the San Francisco Venture. The organizational chart on page 140 gives the impression that other investors will own an interest in the San Francisco Venture through their holdings in FP LP. Please revise or explain how the referenced statement is consistent with the organizational chart.

The Company has revised the diagrams on pages 12 and 139 of the Amended Registration Statement.

Exhibits

32.	Please file all required exhibits as promptly as possible. If you are not in a position to file your legal opinion with the next amendment, please provide a draft copy for us to review. The draft opinion should be filed on EDGAR as correspondence.

The Company confirms that it will submit all exhibits, including the Exhibit 5 opinion of Skadden, Arps, Slate, Meagher & Flom LLP, as promptly as possible.

***

Please contact the undersigned at (213) 687-5396 should you require further information.

Very truly yours, /s/ Jonathan L. Friedman Jonathan L. Friedman, Esq.

cc:	Securities and Exchange Commission Kim McManus Coy Garrison Shannon Sobotka Eric McPhee Five Point Holdings, Inc. Michael Alvarado

Ms. Sonia Gupta Barros

August 21, 2015

Skadden, Arps, Slate, Meagher & Flom LLP Gregg A. Noel, Esq. Allison M. Hunter, Esq. Proskauer Rose LLP Philippa M. Bond, Esq.